Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 18,578,266	$ 22,775,784